UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.4%	Courtland, Alabama, IDB, Solid Waste Disposal Revenue
	Refunding Bonds (International Paper Company Project),
	Series A, 4.75%, 5/01/17	$ 1,165	$ 888,720
Arizona - 0.8%	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/18	1,500	1,177,950
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5.25%, 12/01/20	1,000	766,120
			1,944,070
California - 24.5%	California State Various Purpose, GO, 5%, 11/01/22	7,050	6,858,028
	California Statewide Communities Development Authority Revenue Bonds
	(John Muir Health), Series A, 5%, 8/15/22	5,000	4,715,450
	Foothill/Eastern Corridor Agency, California, Toll Road
	Revenue Refunding Bonds, CABS, 5.955%, 1/15/21 (a)	12,500	4,427,875
	Foothill/Eastern Corridor Agency, California, Toll Road
	Revenue Refunding Bonds, CABS, 5.862%, 1/15/22 (a)	10,000	3,146,100
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series A-1,
	6.625%, 6/01/13 (b)	3,000	3,512,220
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series A-1,
	6.75%, 6/01/13 (b)	12,010	14,119,797
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series A-3,
	7.875%, 6/01/13 (b)	975	1,187,228
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series A-5,
	7.875%, 6/01/13 (b)	1,470	1,789,975
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Bonds, Series B,
	5.375%, 6/01/10 (b)	10,000	10,507,200
	Los Angeles, California, Unified School District, GO, Series I,
	5%, 7/01/20	3,750	3,936,937
	Riverside County, California, Asset Leasing Corporation,
	Leasehold Revenue Bonds (Riverside County Hospital
	Project), 5.740%, 6/01/25 (a)(c)	6,865	2,610,965
			56,811,775

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDB	Industrial Development Board
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

1

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Colorado - 1.7%	E-470 Public Highway Authority, Colorado Revenue Bonds,
	CABS, Senior Series B, 5.491%, 9/01/22 (a)(c)	$ 4,500	$ 1,603,080
	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported
	Revenue Refunding Bonds, 5.25%, 12/01/25	3,000	2,377,980
			3,981,060
District of Columbia -	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter
5.1%	School, Inc.), 5.75%, 6/01/18 (d)	2,680	2,132,235
	District of Columbia, Revenue Refunding Bonds (Friendship
	Public Charter School, Inc.), 5%, 6/01/23 (d)	3,320	2,125,730
	District of Columbia Tobacco Settlement Financing Corporation, Asset-
	Backed Revenue Refunding Bonds, 6.50%, 5/15/33	4,215	2,907,549
Metropolitan Washington Airports Authority, D.C., Airport System Revenue
	Refunding Bonds, AMT, Series C-2, 5%, 10/01/24 (e)	5,000	4,638,050
			11,803,564
Florida - 15.7%	Bellalago, Florida, Educational Facilities Benefits District, Capital
	Improvement Special Assessment Bonds, Series A, 5.85%, 5/01/22	4,110	3,513,886
	Broward County, Florida, School Board, COP, Series A, 5.25%,
	7/01/22 (e)	1,250	1,273,750
	Grand Hampton Community Development District, Florida, Capital
	Improvement Special Assessment Bonds, 6.10%, 5/01/24	3,870	3,167,711
	Habitat, Florida, Community Development, Special
	Assessment Bonds, 5.80%, 5/01/25	3,645	2,670,619
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/22	5,160	5,351,591
	Miami Beach, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Mount Sinai Medical Center of
	Florida), 6.75%, 11/15/21	4,715	3,487,780
	Miami-Dade County, Florida, School District, GO, Refunding,
	4.75%, 7/15/09 (c)	5,045	5,092,373
	Middle Village Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.80%, 5/01/22	3,955	2,723,690
	Pine Island Community Development District, Florida,
	Utilities System Revenue Bonds, 5.30%, 11/01/10	375	354,495
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	3,530	2,726,431
	Village Community Development District Number 5, Florida,
	Special Assessment Bonds, Series A, 6%, 5/01/22	2,615	2,267,833
	Westchester Community Development District Number 1,
	Florida, Special Assessment Bonds (Community
	Infrastructure), 6%, 5/01/23	5,375	3,848,070
			36,478,229
Georgia - 0.6%	Richmond County, Georgia, Development Authority,
	Environmental Improvement Revenue Bonds (International
	Paper Co. Projects), AMT, Series A, 5.75%, 11/01/27	2,350	1,449,363
Illinois - 15.4%	CenterPoint Intermodal Center Program Trust, Illinois, Tax
	Allocation Bonds, Class A, 8%, 6/15/23 (f)	2,155	1,662,151

2

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Bonds, Third Lien, Series A, 5%, 1/01/21 (g)	$ 5,000	$ 4,908,200
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Bonds, Third Lien, Series A, 5%, 1/01/22 (g)	7,000	6,793,920
	Illinois Development Finance Authority Revenue Bonds
	(Depaul University), Series C, 5.25%, 10/01/24	5,000	4,805,250
	Illinois Educational Facilities Authority Revenue Bonds
	(Northwestern University), 5%, 12/01/21	4,800	5,074,656
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Senior Series A, 5.50%, 6/01/19 (h)(i)	3,250	1,798,582
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5%, 6/01/24 (h)(i)	1,075	106,188
	Illinois State Toll Highway Authority, Senior Priority Revenue
	Bonds, Series A, 5%, 1/01/19 (e)	2,250	2,385,967
	Lake, Cook, Kane and McHenry Counties, Illinois, Community
	Unit School District Number 220, GO, Refunding, 5.25%,
	12/01/20 (e)	1,000	1,140,330
	Metropolitan Pier and Exposition Authority, Illinois,
	Dedicated State Tax Revenue Refunding Bonds (McCormick),
	Series A, 5.392%, 6/15/22 (a)(c)	13,455	7,091,592
			35,766,836
Indiana - 6.1%	Indianapolis, Indiana, Airport Authority, Special Facilities,
	Revenue Refunding Bonds (Federal Express Corporation
	Project), AMT, 5.10%, 1/15/17	10,000	8,790,600
	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle
	Apartments Project), AMT, 5.15%, 6/01/24 (j)	2,000	2,001,260
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,620	3,330,697
			14,122,557
Kansas - 1.4%	Unified Government of Wyandotte County and Kansas City, Kansas, Sales
	Tax Special Obligation Revenue Bonds (Kansas International Speedway
	Corporation Project), 5.201%, 12/01/20 (a)(c)	6,440	3,299,856
Kentucky - 0.8%	Kentucky Housing Corporation, Housing Revenue Bonds, AMT,
	Series C, 4.625%, 7/01/22	2,000	1,858,080
Louisiana - 0.5%	De Soto Parish, Louisiana, Environmental Improvement
	Revenue Bonds (International Paper Co. Project), AMT, Series
	A, 5.85%, 11/01/27	2,000	1,249,740
Maryland - 6.3%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), 6.625%, 7/01/25	3,000	2,262,720
	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), Series A, 5.80%, 7/01/20	4,711	3,615,834
	Maryland Economic Development Corporation, PCR,
	Refunding, 6.20%, 9/01/22	875	894,443
	Maryland State Health and Higher Educational Facilities
	Authority, Revenue Refunding Bonds (MedStar Health, Inc.),
	5.375%, 8/15/24	8,500	7,890,210
			14,663,207

3

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Massachusetts - 2.3%	Massachusetts State Development Finance Agency, Solid
	Waste Disposal Revenue Bonds (Waste Management, Inc.
	Project), AMT, 5.45%, 6/01/14	$ 4,500	$ 4,201,425
	Massachusetts State Water Pollution Abatement Trust, Water
	Abatement Revenue Refunding Bonds (MWRA Program), Sub-
	Series A, 6%, 8/01/23	1,000	1,020,450
			5,221,875
Michigan - 0.5%	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
	Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	1,500	1,082,445
Minnesota - 0.5%	Minnesota State Higher Education Facilities Authority Revenue Bonds
	(University of St. Thomas), Series 5Y, 5%, 10/01/24	1,250	1,212,238
Mississippi - 0.8%	Warren County, Mississippi, Environmental Improvement
	Revenue Bonds (International Paper Company Project), AMT,
	Series A, 5.85%, 11/01/27	3,000	1,874,610
Missouri - 4.1%	Missouri State Development Finance Board, Infrastructure Facilities
	Revenue Bonds (Branson Landing Project), Series A, 5.50%, 12/01/24	5,000	4,221,150
	Missouri State Health and Educational Facilities Authority
	Health Facilities Revenue Refunding Bonds (BJC Health
	System), Series A, 5%, 5/15/20	5,500	5,412,220
			9,633,370
Nevada - 2.4%	Clark County, Nevada, EDR, Refunding (Alexander Dawson
	School of Nevada Project), 5%, 5/15/20	5,000	4,957,650
	Henderson, Nevada, Local Improvement Districts, Special
	Assessment, Series NO T-18, 5.15%, 9/01/21	1,765	707,165
			5,664,815
New Hampshire - 5.7%	New Hampshire Health and Education Facilities Authority, Revenue
	Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	5,000	4,902,700
	New Hampshire State Business Finance Authority, PCR, Refunding (Public
	Service Company Project), AMT, Series B, 4.75%, 5/01/21 (c)	10,000	8,225,500
			13,128,200
New Jersey - 11.7%	Middlesex County, New Jersey, Improvement Authority Revenue Bonds
	(George Street Student Housing Project), Series A, 5%, 8/15/23	1,000	834,850
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	10,000	7,799,700
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement
	District Project), AMT, Series B, 6.50%, 4/01/31	7,500	5,333,700
	New Jersey EDA, First Mortgage Revenue Refunding Bonds
	(The Winchester Gardens at Ward Homestead Project), Series
	A, 4.80%, 11/01/13	1,000	946,540
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 7%, 11/15/30	5,000	3,077,700
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 9%, 6/01/33	1,500	1,138,650
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds (AtlantiCare Regional Medical Center), 5%, 7/01/20	2,110	2,041,087
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds (Capital Health System, Inc.), Series A, 5.75%, 7/01/23	4,000	3,702,520

4

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	$ 2,500	$ 2,298,150
			27,172,897
New York - 8.5%	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 7.625%, 8/01/25	5,635	3,918,748
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	5,000	3,389,800
New York State Energy Research and Development Authority, Gas Facilities
	Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT,
	Series A, 4.70%, 2/01/24 (k)	8,500	7,466,570
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series B-1C, 5.50%, 6/01/20	5,000	5,064,100
			19,839,218
Ohio - 8.3%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie
	State Energy Campus Project), Series A, 5.25%, 2/15/23	5,000	5,171,700
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A,
	6%, 1/01/19	3,000	3,091,320
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A,
	6%, 1/01/20	10,000	10,273,800
	Pinnacle Community Infrastructure Financing Authority,
	Ohio, Revenue Bonds, Series A, 6%, 12/01/22	1,015	716,417
			19,253,237
Oklahoma - 1.1%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding
	Bonds, Series A, 7.75%, 6/01/35	3,350	2,638,728
Pennsylvania - 7.0%	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
	(Lancaster General Hospital Project), 5.75%, 9/15/13 (b)	7,500	8,671,275
	Montgomery County, Pennsylvania, IDA, Revenue Bonds
	(Whitemarsh Continuing Care Project), 6%, 2/01/21	1,275	926,224
	Pennsylvania State Higher Educational Facilities Authority
	Revenue Bonds (LaSalle University), 5.50%, 5/01/26	6,680	5,573,391
	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Sub-Series A, 5%, 6/01/22 (l)	1,000	1,039,130
			16,210,020
Tennessee - 3.3%	Tennessee Energy Acquisition Corporation, Gas Revenue
	Bonds, Series A, 5.25%, 9/01/20	10,000	7,593,400
Texas - 8.2%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
	Project), AMT, Series A, 6.75%, 4/01/38	1,100	608,960
	Dallas, Texas, Civic Center Revenue Refunding and
	Improvement Bonds, 5%, 8/15/21 (l)	2,500	2,562,325
	Port Corpus Christi, Texas, Industrial Development Corporation Revenue
	Refunding Bonds, Series C, 5.40%, 4/01/18	3,500	2,857,575
	Texas State Turnpike Authority, Central Texas Turnpike System First Tier
	Revenue Bonds, CABS, Series A, 5.386%, 8/15/21 (a)(g)	7,990	3,661,737
	Texas State Turnpike Authority, Central Texas Turnpike System First Tier
	Revenue Bonds, CABS, Series A, 5.532%, 8/15/24 (a)(g)	8,450	3,060,928

5

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Weatherford, Texas, Independent School District, GO,
	Refunding, CABS, 5.749%, 2/15/11 (a)(b)	$ 4,040	$ 1,966,753
	Weatherford, Texas, Independent School District, GO,
	Refunding, CABS, 5.776%, 2/15/11 (a)(b)	4,040	1,857,107
	Weatherford, Texas, Independent School District, GO,
	Refunding, CABS, 5.749%, 2/15/23 (a)	2,905	1,327,963
	Weatherford, Texas, Independent School District, GO,
	Refunding, CABS, 5.771%, 2/15/24 (a)	2,905	1,250,544
			19,153,892
Virginia - 8.5%	Celebrate North Community Development Authority, Virginia, Special
	Assessment Revenue Bonds, Series B, 6.60%, 3/01/25	5,000	3,707,450
	Charles City County, Virginia, EDA, Solid Waste Disposal Revenue Bonds
	(Waste Management, Inc.), AMT, 5.125%, 8/01/27	10,000	9,188,800
	Mecklenburg County, Virginia, IDA, Exempt Facility Revenue Refunding
	Bonds (UAE LP Project), 6.50%, 10/15/17	7,500	6,817,425
			19,713,675
Wisconsin - 2.5%	Wisconsin State General Fund Annual Appropriation Bonds,
	Series A, 5.25%, 5/01/20	1,000	1,045,930
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Wheaton Franciscan Services,
	Inc.), Series A, 5.50%, 8/15/17	2,880	2,274,019
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Wheaton Franciscan Services,
	Inc.), Series A, 5.50%, 8/15/18	3,190	2,452,185
			5,772,134
Multi-State - 7.4%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (f)(m)	1,000	1,017,090
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (f)(m)	4,000	4,114,640
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (f)(m)	2,500	2,540,600
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (f)(m)	2,500	2,553,325
	MuniMae TE Bond Subsidiary LLC, 5.40%, 6/29/49 (f)(m)(n)	5,000	3,014,950
	MuniMae TE Bond Subsidiary LLC, 5.80%, 6/29/49 (f)(m)(n)	5,000	2,988,200
	MuniMae TE Bond Subsidiary LLC
	Series D, 5.90%, 11/29/49 (f)(m)(n)	2,000	997,200
			17,226,005
Puerto Rico - 6.7%	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
	5.25%, 7/01/17	3,300	3,020,688
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series NN, 5.125%, 7/01/13 (b)	10,900	12,472,325
			15,493,013

6

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
U.S. Virgin Islands -	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
0.4%	(Matching Fund Loan Note), Series A, 5.25%, 10/01/17	$ 1,000	$905,190
	Total Municipal Bonds - 169.2%		393,106,019
	Tax-Exempt Corporate Bonds
	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (f)	4,000	3,307,800
	Total Tax-Exempt Corporate Bonds - 1.4%		3,307,800
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (o)
Illinois - 2.2%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5%,
	11/01/20 (e)	5,000	5,237,500
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 2.2%		5,237,500
	Total Long-Term Investments (Cost - $457,619,529) - 172.8%		401,651,319
	Short-Term Securities
Pennsylvania - 0.0%	Philadelphia, Pennsylvania, Water and Wastewater Revenue
	Refunding Bonds, VRDN, 2.75%, 6/15/23 (e)(p)	90	90,000
		Shares
Money Market Funds -	Merrill Lynch Institutional Tax-Exempt Fund, 0.61% (q)(r)	3,000,000	3,000,000
1.3%
	Total Short-Term Securities
	(Cost - $3,090,000) - 1.3%		3,090,000
	Total Investments (Cost - $460,709,529*) - 174.1%		404,741,319
	Other Assets Less Liabilities - 2.3%		5,286,346
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (1.6)%		(3,770,563)
	Preferred Shares, at Redemption Value - (74.8)%		(173,869,128)
	Net Assets Applicable to Common Shares - 100.0%		$232,387,974

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$456,325,833
Gross unrealized appreciation	$8,429,581
Gross unrealized depreciation	(63,764,095)
Net unrealized depreciation	$(55,334,514)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) NPFGC Insured.

(d) ACA Insured.

(e) FSA Insured.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) AMBAC Insured.

(h) Issuer filed for bankruptcy and/or is in default of interest payments.

(i) Non-income producing security.

(j) FNMA Collateralized.

(k) FGIC Insured.

7

BlackRock Municipal 2020 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)

(l) Assured Guaranty Insured.

(m) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(n) Security is perpetual in nature and has no stated maturity date.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(p) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(q) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	(15,211,401)	$14,499

(r) Represents the current yield as of report date.
• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$3,000,000
Level 2	401,741,319
Level 3	-
Total	$404,741,319

8

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: May 20, 2009